Deferred Payment Liability	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Deferred Payment Liability	Deferred Payment Liability
Pursuant to the terms of the Deferred Payment Agreement dated May 27, 2020 between the Company and Yamana (the “Deferred Payment Agreement”) (Note 10), the Company issued a $10 million deferred payment due to Yamana with an original term of two years (and was subject to early redemption features), bears interest at an annual rate of 3%, payable on a quarterly basis, and is convertible at any time, in whole or in part, at the option of Yamana, into Nomad’s common shares at a price of CA$9.00 per common share on a post-consolidation basis (Note 15) (the “Deferred Payment”). Nomad was originally granted an option to pay the Deferred Payment in full at the end of one year, subject to an additional payment by Nomad equal to 5% of the deferred cash payment. The Company elected not to exercise its option.
The Deferred Payment is a compound financial instrument, comprising a debt host (“Deferred Payment Liability”) and a conversion and early redemption option portion (“Conversion option”), and they are presented in their entirety as financial liabilities in the consolidated balance sheets. The initial carrying amount of $8,680,000 for the debt host represented the residual amount of the Deferred Payment after separating out the initial $1,320,000 fair value of the embedded Conversion option derivative.

	Debt host	Conversion option	Total
	$	$	$
Balance as at January 1, 2020	—	—	—
Deferred Payment to the Yamana Group (Note 10)	8,680	1,320	10,000
Change in fair value of Conversion option	—	1,693	1,693
Finance costs (1)	545	—	545
Interest paid	(179)	—	(179)
Balance as at December 31, 2020	9,046	3,013	12,059
Change in fair value of Conversion option	—	(1,425)	(1,425)
Finance costs (1)	966	—	966
Interest paid	(300)	—	(300)
Balance as at December 31, 2021	9,712	1,588	11,300
(1)Finance costs are calculated by applying the effective interest rate of 10.4% to the debt host.
From a liquidity perspective, the maximum amount that could be paid, if the Deferred Payment is not converted prior to maturity, is $10 million, exclusive of interests to be paid in cash.